Revenue Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	$ 387,500
Operating Leases, Future Minimum Payments Receivable, Remainder of Fiscal Year		$ 630,800
Lessor, Operating Lease, Payments to be Received, Two Years	647,400
Lessor, Operating Lease, Payments to be Received, Three Years	533,200
Lessor, Operating Lease, Payments to be Received, Rolling Year Four	429,700
Lessor, Operating Lease, Payments to be Received, Five Years	319,700
Operating Leases, Future Minimum Payments Receivable, in Two Years		524,600
Operating Leases, Future Minimum Payments Receivable, in Three Years		457,500
Operating Leases, Future Minimum Payments Receivable, in Four Years		382,000
Operating Leases, Future Minimum Payments Receivable, in Five Years		291,800
Property, Plant and Equipment, Net	5,648,259	5,517,133
Accumulated depreciation on vessels and equipment	1,294,622	1,293,447
Assets Leased to Others [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	3,500,000	3,400,000
Property, Plant and Equipment, Gross	4,300,000	4,300,000
Accumulated depreciation on vessels and equipment	$ 900,000	$ 800,000